Tradr 2X Short TSLA Daily ETF
SCHEDULE OF INVESTMENTS
As of June 30, 2024 (Unaudited)

Value

Other Assets in Excess of Liabilities — 100.0%	$84,142,695
TOTAL NET ASSETS — 100.0%	$84,142,695

SWAP CONTRACTS
EQUITY SWAP CONTRACTS
		Pay/Receive
		Equity on					Premium	Unrealized
		Reference		Pay/Receive	Termination	Notional	Paid	Appreciation
Counterparty	Description	Entity	Financing Rate	Frequency	Date	Amount	(Received)	(Depreciation)
Cowen	Tesla, Inc.	Pay	4.97% (OBFR01* -35bps)	At Maturity	7/16/2024	$(53,571,830)	$-	$8,614,581
Clear Street	Tesla, Inc.	Pay	4.82% (OBFR01* -50bps)	At Maturity	6/27/2025	(36,968,816)	-	(4,124,301)
TOTAL EQUITY SWAP CONTRACTS								$4,490,280

*	OBFR01 - Overnight Bank Funding Rate, 5.32% as of June 30, 2024.

Allocation of Portfolio Holdings
Cash**	95%
Swaps	5%
Total	100%

**	Cash, cash equivalents and other assets less liabilities.